Functional and presentation currency	6 Months Ended
Dec. 31, 2025
Functional and presentation currency
Functional and presentation currency
3.	Functional and presentation currency

The interim condensed consolidated financial statements have been prepared on a historical cost basis, unless otherwise stated. The interim condensed consolidated financial statements are presented in Euro (“€”), which is LuxExperience Group’s functional currency. All amounts are rounded to the nearest thousands, except when otherwise indicated. Due to rounding, differences may arise when individual amounts or percentages are added together.